Accounts Payable and Accrued Liabilities - Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	$ 2,938	$ 5,612
Accrued liabilities	9,890	8,954
Payroll related liabilities	1,957	728
Share unit accrued liabilities	3,139	2,382
Total trade and other current payables	$ 17,924	$ 17,676